Income taxes - Tax Effect on Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Non-capital loss, investment tax credits, currently non-deductible interest expenses, and financing costs	$ 761,666	$ 531,353
Pension and OPEB	46,580	66,826
Environmental obligation	15,271	16,145
Regulatory liabilities	166,939	168,054
Other	64,460	65,787
Total deferred income tax assets	1,054,916	848,165
Less: valuation allowance	(27,471)	(29,824)
Total deferred tax assets	1,027,445	818,341
Deferred tax liabilities:
Property, plant and equipment	782,829	733,211
Outside basis differentials	412,665	406,429
Regulatory accounts	300,072	212,937
Other	30,471	12,528
Total deferred tax liabilities	1,526,037	1,365,105
Net deferred tax liabilities	(498,592)	(546,764)
Deferred tax assets	31,595	21,880
Deferred tax liabilities	$ (530,187)	$ (568,644)